SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at Beginning of Year	$ 17,099	$ 8,892	$ 3,918
Charged to Expenses	9,728	9,829	4,974
Recoveries	(1,414)	(845)
Disposal of Subsidiaries	(714)	(777)
Balance at End of Year	$ 24,699	$ 17,099	$ 8,892